BORROWINGS - Schedule of Corporate Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2026 USD ($) year	Jun. 30, 2026 CAD ($) year	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 1			$ 1
Less: Current portion	(1,452)			$ (194)
Brookfield Wealth Solutions
Disclosure of detailed information about borrowings [line items]
Corporate borrowings	$ 7
Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.90%	4.90%
Term (years) | year	5	5		5
Carrying value	$ 54			$ 0
Estimated fair value	$ 54			$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.20%	4.20%		4.30%
Carrying value	$ 1,100			$ 194
Estimated fair value	$ 1,100			$ 194
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.60%	4.60%		4.50%
Term (years) | year	13	13		12
Carrying value	$ 3,434			$ 3,187
Estimated fair value	$ 3,399			$ 3,161
Hybrid Note
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.40%	5.40%		5.40%
Term (years) | year	29	29		30
Carrying value	$ 317			$ 328
Estimated fair value	320			331
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	4,905			3,709
Estimated fair value	4,873			3,686
Less: Unamortized financing fees	(24)			(24)
Less: Current portion	(1,452)			(194)
Borrowings	$ 3,430			$ 3,492
Series 4 (C$150) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 150
Interest rate (%)	5.80%	5.80%		5.80%
Term (years) | year	10	10		11
Carrying value	$ 106			$ 109
Estimated fair value	$ 116			$ 120
Series 10 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)	3.60%	3.60%		3.60%
Term (years) | year				1
Carrying value	$ 352			$ 364
Estimated fair value	$ 353			$ 366
Series 11 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	3	3		3
Carrying value	$ 335			$ 346
Estimated fair value	$ 340			$ 354
Series 12 (C$475) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 475
Interest rate (%)	3.40%	3.40%		3.40%
Term (years) | year	4	4		4
Carrying value	$ 335			$ 346
Estimated fair value	$ 332			$ 344
Series 13 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 300
Interest rate (%)	4.30%	4.30%		4.30%
Term (years) | year	23	23		24
Carrying value	$ 211			$ 219
Estimated fair value	$ 184			$ 193
Series 14 (C$425) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 425
Interest rate (%)	3.30%	3.30%		3.30%
Term (years) | year	24	24		25
Carrying value	$ 299			$ 310
Estimated fair value	$ 221			$ 229
Series 15 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)	5.90%	5.90%		5.90%
Term (years) | year	6	6		7
Carrying value	$ 282			$ 291
Estimated fair value	$ 309			$ 320
Series 16 (C$400) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 400
Interest rate (%)	5.30%	5.30%		5.30%
Term (years) | year	7	7		8
Carrying value	$ 282			$ 291
Estimated fair value	$ 301			$ 310
Series 17 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)	5.30%	5.30%		5.30%
Term (years) | year	28	28		28
Carrying value	$ 352			$ 364
Estimated fair value	$ 355			$ 370
Series 18 (C$300) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 300
Interest rate (%)	5.00%	5.00%		5.00%
Term (years) | year	8	8		9
Carrying value	$ 211			$ 219
Estimated fair value	$ 220			$ 227
Series 19 (C$450) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 450
Interest rate (%)	4.50%	4.50%		4.50%
Term (years) | year	9	9		10
Carrying value	$ 317			$ 328
Estimated fair value	$ 319			$ 328
Series 20 (C$500) | Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 500
Interest rate (%)	5.20%	5.20%	5.20%	0.00%
Term (years) | year	30	30		0
Carrying value	$ 352		$ 500	$ 0
Estimated fair value	$ 349			$ 0
Fixed to fixed subordinated (C$200) | Hybrid Note
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 200
Interest rate (%)	5.50%	5.50%		5.50%
Term (years) | year	29	29		29
Carrying value	$ 141			$ 146
Estimated fair value	$ 142			$ 147
Fixed to fixed subordinated (C$250) | Hybrid Note
Disclosure of detailed information about borrowings [line items]
Borrowings, face amount		$ 250
Interest rate (%)	5.40%	5.40%		5.40%
Term (years) | year	29	29		30
Carrying value	$ 176			$ 182
Estimated fair value	$ 178			$ 184